June 1, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 142

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a. the form of the Trust’s Fixed Income Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 142 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 142 to the Trust’s registration statement was filed with the Commission via EDGAR on June 1, 2018 (Accession No. 0001193125-18-181998) with an effective date of June 1, 2018.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

Jodie L. Crotteau Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistrone, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.